Leases (Details)		3 Months Ended	12 Months Ended
	Mar. 06, 2024 USD ($)	Mar. 31, 2024 USD ($) ft²	Dec. 31, 2023 ft²
Leases [Line Items]
Aggregate amount | $	$ 40,707
Accounts payable and accrued liabilities | $		$ 413,300
Virginia [Member]
Leases [Line Items]
Area of land		25,000	25,000
Lease expires			August 31, 2026
Lease expiration date		Aug. 31, 2026
California [Member]
Leases [Line Items]
Area of land		5,810	5,810
Lease expires			August 31, 2024
Lease expiration date		Aug. 31, 2024
New York [Member]
Leases [Line Items]
Area of land		3,150	3,150
Lease expires			December 31, 2025
Lease expiration date		Dec. 31, 2025